Concentration of risks - Schedule of concentration of risks (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplier A
Concentration of risks
Total purchases	$ 504,822	$ 126,621
Supplier B
Concentration of risks
Total purchases	$ 4,870,146